Subsidiaries_The Condensed Financial Information Of Major Subsidiaries(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Kookmin Bank
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 356,959,258		₩ 329,765,927
Liabilities		330,291,392		304,442,493
Equity		26,667,866		25,323,434
Operating income(Revenue)		18,089,885		19,291,294
Profit(loss) for the period		2,259,198		2,174,705
Total comprehensive income for the period		₩ 2,186,979		₩ 2,357,936
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.	[1]	Financial information is based on its consolidated financial statements.
KB Securities Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 45,086,292		₩ 37,351,680
Liabilities		40,613,423		32,936,024
Equity		4,472,869		4,415,656
Operating income(Revenue)		6,667,005		5,974,054
Profit(loss) for the period		178,850		271,701
Total comprehensive income for the period		₩ 204,903		₩ 236,587
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary	[1],[2]	Financial information is based on its consolidated financial statements. The amount includes the fair value adjustments due to the merger.		Financial information is based on its consolidated financial statements. The amount includes the fair value adjustments due to the merger.
KB Insurance Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 34,785,551		₩ 32,351,778
Liabilities		31,289,706		29,128,747
Equity		3,495,845		3,223,031
Operating income(Revenue)		11,977,601		8,740,682
Profit(loss) for the period		262,266		330,286
Total comprehensive income for the period		₩ 317,067		₩ 320,756
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary	[1],[2]	Financial information is based on its consolidated financial statements. The amount includes the fair value adjustments due to the merger.		Financial information is based on its consolidated financial statements. The amount includes the fair value adjustments due to the merger.
KB Kookmin Card Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 20,528,951		₩ 17,658,310
Liabilities		16,570,280		13,616,481
Equity		3,958,671		4,041,829
Operating income(Revenue)		3,045,039		3,326,048
Profit(loss) for the period		286,599		296,831
Total comprehensive income for the period		₩ 261,667		₩ 326,887
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary	[1]	Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Life Insurance Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 9,680,379		₩ 9,125,741
Liabilities		9,128,148		8,586,328
Equity		552,231		539,413
Operating income(Revenue)		1,305,231		1,331,105
Profit(loss) for the period		14,824		21,086
Total comprehensive income for the period		₩ 25,062		₩ (10,151)
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary	[1]	Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Asset Management Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 254,256		₩ 201,481
Liabilities		107,504		44,860
Equity		146,752		156,621
Operating income(Revenue)		130,027		117,746
Profit(loss) for the period		39,586		52,022
Total comprehensive income for the period		₩ 40,154		₩ 52,176
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary	[1]	Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Capital Co.,Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 9,517,239		₩ 8,743,672
Liabilities		8,516,838		7,803,920
Equity		1,000,401		939,752
Operating income(Revenue)		734,499		588,253
Profit(loss) for the period		111,939		120,797
Total comprehensive income for the period		₩ 111,758		₩ 120,628
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary	[1],[2]	Financial information is based on its consolidated financial statements. The amount includes the fair value adjustments due to the merger.		Financial information is based on its consolidated financial statements. The amount includes the fair value adjustments due to the merger.
KB Savings Bank Co., Ltd. And Yehansoul Savings Bank Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 1,388,844		₩ 1,158,829
Liabilities		1,186,871		960,812
Equity		201,973		198,017
Operating income(Revenue)		85,346		79,428
Profit(loss) for the period		11,018		21,150
Total comprehensive income for the period		10,832		21,329
KB Real Estate Trust Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		293,063		246,685
Liabilities		57,229		47,355
Equity		235,834		199,330
Operating income(Revenue)		114,660		76,700
Profit(loss) for the period		47,004		36,408
Total comprehensive income for the period		46,813		36,356
KB Investment Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		528,701		355,763
Liabilities		374,925		218,671
Equity		153,776		137,092
Operating income(Revenue)		114,914		41,150
Profit(loss) for the period		14,532		(4,954)
Total comprehensive income for the period		₩ 14,529		₩ (7,295)
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary	[1]	Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Credit Information Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 26,276		₩ 26,121
Liabilities		11,041		10,979
Equity		15,235		15,142
Operating income(Revenue)		35,219		31,737
Profit(loss) for the period		185		(5,316)
Total comprehensive income for the period		95		(5,185)
KB Data System Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		40,197		41,945
Liabilities		23,788		27,240
Equity		16,409		14,705
Operating income(Revenue)		131,374		117,946
Profit(loss) for the period		2,942		945
Total comprehensive income for the period		₩ 1,705		₩ 323

[1]	Financial information is based on its consolidated financial statements.
[2]	The amount includes the fair value adjustments due to the merger.